Loans and Advances to Customers (Tables)	12 Months Ended
Dec. 31, 2021
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

	Group
	2021	2020
	£m	£m
Loans secured on residential properties	174,712	166,714
Corporate loans	19,282	23,613
Finance leases	3,916	6,554
Secured advances	—	—
Other unsecured loans	9,404	9,933
Accrued interest and other adjustments	452	861
Amounts due from fellow Banco Santander subsidiaries and joint ventures	3,175	2,425
Amounts due from Santander UK Group Holdings plc	6	7
Amounts due from subsidiaries	—	—
Loans and advances to customers	210,947	210,107
Credit impairment loss allowances on loans and advances to customers	(828)	(1,303)
RV and voluntary termination provisions on finance leases	(25)	(54)
Net loans and advances to customers	210,094	208,750

Disclosure of Finance Lease and Hire Purchase Contract Receivables
Finance lease and hire purchase contract receivables may be analysed as follows:

						Group
	2021			2020
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,906	(5)	1,901	3,468	(297)	3,171
Later than one year and not later than two years	1,324	(200)	1,124	1,829	(173)	1,656
Later than two years and not later than three years	771	(141)	630	1,099	(106)	993
Later than three years and not later than four years	343	(82)	261	575	(55)	520
Later than four years and not later than five years	38	(38)	—	231	(25)	206
Later than five years	—	—	—	8	—	8
	4,382	(466)	3,916	7,210	(656)	6,554

Disclosure of Maturity Analysis of Operating Lease Payments
At 31 December 2021 and 2020, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2021	2020
	£m	£m
No later than one year	31	17
Later than one year and not later than two years	27	16
Later than two years and not later than three years	21	15
Later than three years and not later than four years	15	11
Later than four years and not later than five years	11	10
Later than five years	28	29
	133	98